Condensed Financial Information of the Parent Company - Condensed Statements of Comprehensive Income (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Condensed Income Statements, Captions [Line Items]
Other comprehensive income, tax
Parent Company [Member]
Condensed Income Statements, Captions [Line Items]
Other comprehensive income, tax